Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2018 CAD ($) Share Year	Dec. 31, 2017 CAD ($) Share
Statements Line Items
Number of share options outstanding in share-based payment arrangement | Share	4,850,000	3,400,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.13	$ 0.16
Weighted average remaining contractual life of outstanding share options | Year	2.26
Number of share options exercisable in share-based payment arrangement | Share	4,850,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.13
Weighted average remaining contractual life of exercisable share options | Year	2.26
Exercise price of $0.09 [Member]
Statements Line Items
Exercise price of outstanding share options	$ 0.09
Number of share options outstanding in share-based payment arrangement | Share	1,850,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.09
Weighted average remaining contractual life of outstanding share options | Year	2.00
Number of share options exercisable in share-based payment arrangement | Share	1,850,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.09
Weighted average remaining contractual life of exercisable share options | Year	2.00
Exercise price of $0.16 [Member]
Statements Line Items
Exercise price of outstanding share options	$ 0.16
Number of share options outstanding in share-based payment arrangement | Share	3,000,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.16
Weighted average remaining contractual life of outstanding share options | Year	2.43
Number of share options exercisable in share-based payment arrangement | Share	3,000,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.16
Weighted average remaining contractual life of exercisable share options | Year	2.43